T. ROWE PRICE Total Return Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 9.2%
Car Loan 1.9%
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class D
3.18%, 7/18/23  965 992
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  385 394
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  940 955
Avis Budget Rental Car Funding AESOP
Series 2016-2A, Class C
4.83%, 11/20/22 (1) 355 360
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class A
3.07%, 9/20/23 (1) 240 248
Avis Budget Rental Car Funding AESOP
Series 2017-2A, Class A
2.97%, 3/20/24 (1) 1,435 1,499
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class C
4.73%, 9/20/24 (1) 225 238
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class A
4.00%, 3/20/25 (1) 835 910
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class A
3.45%, 3/20/23 (1) 215 221
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class C
4.53%, 3/20/23 (1) 130 133
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 180 195
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class C
4.24%, 9/22/25 (1) 235 253
Capital Auto Receivables Asset Trust
Series 2018-1, Class D
3.70%, 6/20/25 (1) 225 230
CarMax Auto Owner Trust
Series 2017-4, Class D
3.30%, 5/15/24  115 117

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
GMF Floorplan Owner Revolving Trust
Series 2019-1, Class C
3.06%, 4/15/24 (1) 100 102
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class C
1.48%, 8/15/25 (1) 765 779
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class C
3.71%, 2/17/26 (1) 125 134
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 665 664
Santander Drive Auto Receivables Trust
Series 2020-4, Class D
1.48%, 1/15/27  445 451
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 1,355 1,405
Santander Retail Auto Lease Trust
Series 2019-C, Class D
2.88%, 6/20/24 (1) 550 568
10,848
Credit Card 0.1%
American Express Credit Account Master Trust
Series 2017-5, Class B, FRN
1M USD LIBOR + 0.58%, 0.687%, 2/18/25  170 171
Synchrony Credit Card Master Note Trust
Series 2018-1, Class C
3.36%, 3/15/24  230 230
401
Other Asset-Backed Securities 5.6%
Allegany Park
Series 2019-1A, Class D, CLO, FRN
3M USD LIBOR + 3.70%, 3.924%, 1/20/33 (1) 250 252
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 728 749
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/7/49 (1) 259 264
Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.304%, 7/20/28 (1) 718 718
Benefit Street Partners IV
Series 2014-IVA, Class A2AR, CLO, FRN
3M USD LIBOR + 1.55%, 1.738%, 1/20/32 (1) 2,320 2,314

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.741%, 4/15/29 (1) 2,075 2,060
BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 1.232%, 11/20/28 (1) 286 286
CBAM
Series 2019-9A, Class B1, CLO, FRN
3M USD LIBOR + 1.90%, 2.141%, 2/12/30 (1) 1,005 1,005
CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25  115 117
Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 1.274%, 10/20/28 (1) 437 437
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 181 192
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 194 203
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,395 1,417
Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1) 12 12
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 872 900
FOCUS Brands Funding
Series 2017-1A, Class A2I
3.857%, 4/30/47 (1) 231 232
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.374%, 10/20/28 (1) 526 527
GreatAmerica Leasing Receivables Funding
Series 2018-1, Class C
3.14%, 6/16/25 (1) 730 742
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,046 1,114
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 47 48
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 90 92

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 109 122
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 1.743%, 5/6/30 (1) 415 413
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M USD LIBOR + 1.95%, 2.143%, 5/6/30 (1) 420 419
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49 (1) 230 245
Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (1) 774 795
KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.373%, 1/16/28 (1) 780 776
Madison Park Funding XVIII
Series 2015-18A, Class A1R, CLO, FRN
3M USD LIBOR + 1.19%, 1.414%, 10/21/30 (1) 785 785
Madison Park Funding XXXIII
Series 2019-33A, Class A, CLO, FRN
3M USD LIBOR + 1.33%, 1.571%, 10/15/32 (1) 1,145 1,151
Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.518%, 10/25/32 (1) 825 827
Magnetite XXV
Series 2020-25A, Class B, CLO, FRN
3M USD LIBOR + 1.55%, 1.455%, 1/25/32 (1) 1,615 1,613
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1) 28 28
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 42 43
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 50 51
MVW Owner Trust
Series 2019-1A, Class C
3.33%, 11/20/36 (1) 110 111
MVW Owner Trust
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 318 335
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 1.353%, 10/19/31 (1) 1,105 1,105

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Neuberger Berman Loan Advisers
Series 2020-38A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.524%, 10/20/32 (1) 520 521
Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 1.091%, 1/15/28 (1) 474 474
Neuberger Berman XVII
Series 2014-17A, Class BR2, CLO, FRN
3M USD LIBOR + 1.50%, 1.722%, 4/22/29 (1) 500 497
Neuberger Berman XVII
Series 2014-17A, Class CR2, CLO, FRN
3M USD LIBOR + 2.00%, 2.222%, 4/22/29 (1) 395 394
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 1.874%, 7/20/29 (1) 1,095 1,095
Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 1.441%, 7/15/27 (1) 250 247
OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 2.023%, 10/17/29 (1) 530 529
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1) 196 196
Sierra Timeshare Receivables Funding
Series 2016-3A, Class B
2.63%, 10/20/33 (1) 90 90
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 97 101
Sonic Capital
Series 2018-1A, Class A2
4.026%, 2/20/48 (1) 547 558
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 297 312
Southwick Park
Series 2019-4A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 1.524%, 7/20/32 (1) 250 250
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M USD LIBOR + 2.35%, 2.573%, 1/16/32 (1) 2,090 2,097
Taco Bell Funding
Series 2018-1A, Class A2I
4.318%, 11/25/48 (1) 880 887
Taconic Park
Series 2016-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.90%, 2.124%, 1/20/29 (1) 465 461

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Volvo Financial Equipment
Series 2018-1A, Class C
3.06%, 12/15/25 (1) 205 208
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 1.284%, 10/20/29 (1) 270 270
31,687
Student Loan 1.6%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 585 599
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 1,090 1,118
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 275 284
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 669 688
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 975 974
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 600 584
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 87 89
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 400 397
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69 (1) 1,340 1,335
SLM Student Loan Trust
Series 2008-1, Class A4, FRN
3M USD LIBOR + 0.65%, 0.868%, 1/25/22  449 436
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (1) 262 275
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 531 562
SMB Private Education Loan Trust
Series 2020-A, Class B
3.00%, 8/15/45 (1) 785 777

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 670 677
8,795
Total Asset-Backed Securities
(Cost $50,933) 51,731
BANK LOANS 12.2% (2)
FINANCIAL INSTITUTIONS 0.9%
Brokerage Asset Managers Exchanges 0.1%
Tegra118 Wealth Solutions, FRN
1M USD LIBOR + 4.75%, 4.939%, 2/18/27  424 425
425
Insurance 0.8%
Asurion, FRN
1M USD LIBOR + 3.00%, 3.115%, 11/3/23  252 252
Asurion, FRN
1M USD LIBOR + 3.25%, 3.363%, 7/31/27  385 384
Asurion, FRN
1M USD LIBOR + 3.25%, 3.365%, 12/23/26  1,109 1,105
Asurion, FRN
1M USD LIBOR + 5.25%, 5.365%, 1/31/28 (3) 993 1,020
HUB International, FRN
1M USD LIBOR + 2.75%, 2.965%, 4/25/25  446 441
HUB International, FRN
1M USD LIBOR + 3.25%, 4.00%, 4/25/25  1,186 1,190
Ryan Specialty Group, FRN
1M USD LIBOR + 3.25%, 4.00%, 9/1/27  414 414
4,806
Total Financial Institutions 5,231
INDUSTRIAL 11.0%
Basic Industry 0.2%
Aruba Investments Holdings, FRN
1M USD LIBOR + 7.75%, 8.50%, 11/24/28  220 221
Encapsys, FRN
1M USD LIBOR + 3.25%, 4.25%, 11/7/24  127 127
Solenis International, FRN
3M USD LIBOR + 8.50%, 8.69%, 6/26/26  675 674
1,022
Capital Goods 1.2%
Apex Tool Group, FRN
3M USD LIBOR + 5.25%, 6.50%, 8/1/24  386 386
Array Technologies, FRN
1M USD LIBOR + 4.00%, 5.00%, 10/14/27  608 609

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Brookfield WEC Holdings, FRN
1M USD LIBOR + 2.75%, 3.25%, 8/1/25  521 519
Charter NEX U.S., FRN
1M USD LIBOR + 4.25%, 5.00%, 12/1/27  1,221 1,230
Dynasty Acquisition, FRN
1M USD LIBOR + 3.50%, 3.754%, 4/6/26  841 812
Engineered Machinery Holdings, FRN
3M USD LIBOR + 7.25%, 8.25%, 7/18/25 (3) 520 521
Filtration Group, FRN
3M USD LIBOR + 3.00%, 3.115%, 3/31/25  530 527
Filtration Group, FRN
1M USD LIBOR + 3.75%, 4.50%, 3/29/25  554 555
Flex Acquisition, FRN
3M USD LIBOR + 3.00%, 4.00%, 12/29/23  372 371
Park River Holdings, FRN
1M USD LIBOR + 3.25%, 4.00%, 12/28/27  430 430
Vertical U.S. Newco, FRN
1M USD LIBOR + 4.25%, 4.478%, 7/30/27  519 523
Welbilt, FRN
3M USD LIBOR + 2.50%, 2.615%, 10/23/25  395 385
6,868
Communications 0.8%
CCI Buyer, FRN
1M USD LIBOR + 4.00%, 4.75%, 12/17/27  685 690
Clear Channel Outdoor Holdings, FRN
1M USD LIBOR + 3.50%, 3.711%, 8/21/26  449 436
Eagle Broadband Investments, FRN
1M USD LIBOR + 3.00%, 3.75%, 11/12/27  395 396
Intelsat Jackson Holdings
8.625%, 1/2/24 (3) 305 311
Intelsat Jackson Holdings, FRN
1M USD LIBOR + 5.50%, 6.50%, 7/13/22  122 124
Intelsat Jackson Holdings, FRN
1M USD LIBOR + 4.75%, 8.00%, 11/27/23 (3) 925 938
Intelsat Jackson Holdings, FRN
3M USD LIBOR + 6.50%, 8.75%, 1/2/24 (3) 655 665
MH Sub I, FRN
1M USD LIBOR + 3.75%, 9/13/24 (3) 570 571
MH Sub I, FRN
1M USD LIBOR + 6.25%, 2/12/29 (3) 430 434
4,565
Consumer Cyclical 2.8%
Alterra Mountain, FRN
1M USD LIBOR + 4.50%, 5.50%, 8/1/26  519 522
Caesars Resort Collection, FRN
3M USD LIBOR + 2.75%, 2.865%, 12/23/24  418 414

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Caesars Resort Collection, FRN
1M USD LIBOR + 4.50%, 4.615%, 7/21/25  264 265
CityCenter Holdings, FRN
3M USD LIBOR + 2.25%, 3.00%, 4/18/24  553 548
Clarios Global, FRN
3M USD LIBOR + 3.50%, 3.615%, 4/30/26  277 278
CNT Holdings I, FRN
1M USD LIBOR + 3.75%, 4.50%, 11/8/27  510 512
CNT Holdings I, FRN
1M USD LIBOR + 6.75%, 7.50%, 11/6/28  510 519
Delta 2, FRN
3M USD LIBOR + 2.50%, 3.50%, 2/1/24  1,394 1,386
ECI Macola, FRN
1M USD LIBOR + 3.75%, 4.50%, 11/9/27  440 441
EG America, FRN
3M USD LIBOR + 4.00%, 4.254%, 2/7/25  523 520
EG America, FRN
3M USD LIBOR + 8.00%, 9.00%, 4/20/26  365 359
Four Seasons Hotels, FRN
3M USD LIBOR + 2.00%, 2.115%, 11/30/23  391 390
IRB Holding, FRN
1M USD LIBOR + 3.25%, 4.25%, 12/15/27  590 592
K-MAC Holdings, FRN
3M USD LIBOR + 6.75%, 6.865%, 3/16/26 (3) 845 840
Life Time, FRN
1M USD LIBOR + 4.75%, 5.75%, 12/16/24  727 724
Loire Finco Luxembourg, FRN
1M USD LIBOR + 3.00%, 3.115%, 1/24/27 (3) 1,284 1,269
PetSmart, FRN
1M USD LIBOR + 3.50%, 4.25%, 1/29/28  85 86
Playa Resorts Holding, FRN
3M USD LIBOR + 2.75%, 3.75%, 4/29/24  39 37
Scientific Games International, FRN
1M USD LIBOR + 2.75%, 2.865%, 8/14/24  439 431
SeaWorld Parks & Entertainment, FRN
3M USD LIBOR + 3.00%, 3.75%, 4/1/24  568 559
Shutterfly, FRN
1M USD LIBOR + 6.00%, 7.00%, 9/25/26  64 65
Shutterfly, FRN
1M USD LIBOR + 6.50%, 7.50%, 9/25/26  218 218
Tacala Investment, FRN
1M USD LIBOR + 7.50%, 8.25%, 2/4/28 (3) 580 578
Tenneco, FRN
3M USD LIBOR + 3.00%, 3.115%, 10/1/25  533 522
UFC Holdings, FRN
1M USD LIBOR + 3.00%, 3.75%, 4/29/26  1,365 1,366

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Wand NewCo 3, FRN
1M USD LIBOR + 3.00%, 3.115%, 2/5/26 (3) 283 281
Woof Holdings, FRN
1M USD LIBOR + 3.75%, 4.50%, 12/21/27  470 471
Woof Holdings, FRN
1M USD LIBOR + 7.25%, 8.00%, 12/21/28 (3) 1,385 1,404
15,597
Consumer Non-Cyclical 2.4%
ADMI, FRN
1M USD LIBOR + 3.25%, 3.75%, 12/23/27 (3) 1,050 1,045
Albany Molecular Research, FRN
3M USD LIBOR + 3.25%, 4.25%, 8/30/24 (3) 548 550
Albany Molecular Research, FRN
1M USD LIBOR + 3.50%, 4.50%, 8/30/24  250 251
Aldevron, FRN
1M USD LIBOR + 3.25%, 4.25%, 10/12/26  942 944
Cano Health, FRN
1M USD LIBOR + 4.75%, 5.50%, 11/23/27  1,040 1,041
CPI Holdco, FRN
1M USD LIBOR + 4.00%, 4.115%, 11/4/26 (3) 1,368 1,372
Dental of Canada, FRN
3M USD LIBOR + 7.50%, 8.50%, 6/8/26 (3) 390 388
Dentalcorp Health Services, FRN
3M USD LIBOR + 3.75%, 4.75%, 6/6/25 (3) 325 322
Diamond BC, FRN
3M USD LIBOR + 3.00%, 3.115%, 9/6/24  439 436
Diamond BC, FRN
1M USD LIBOR + 5.00%, 6.00%, 9/6/24  284 284
Gainwell Acquisition, FRN
1M USD LIBOR + 4.00%, 4.75%, 10/1/27 (3) 1,835 1,829
Heartland Dental, FRN
3M USD LIBOR + 3.50%, 3.615%, 4/30/25  753 739
Heartland Dental, FRN
3M USD LIBOR + 4.50%, 4.615%, 4/30/25  80 79
LifePoint Health, FRN
1M USD LIBOR + 3.75%, 3.865%, 11/16/25  385 385
Maravai Intermediate Holdings, FRN
1M USD LIBOR + 4.25%, 5.25%, 10/19/27  818 823
Option Care Health, FRN
1M USD LIBOR + 3.75%, 3.865%, 8/6/26  930 930
Pathway Vet Alliance, FRN
1M USD LIBOR + 3.75%, 3.865%, 3/31/27 (3) 772 773
PetVet Care Centers, FRN
3M USD LIBOR + 3.25%, 3.365%, 2/14/25 (3) 289 288
PetVet Care Centers, FRN
1M USD LIBOR + 3.50%, 4.25%, 2/14/25 (3) 395 394

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
PetVet Care Centers, FRN
3M USD LIBOR + 6.25%, 6.365%, 2/13/26  90 90
Surgery Center Holdings, FRN
1M USD LIBOR + 8.00%, 9.00%, 9/3/24  384 393
13,356
Energy 0.6%
BCP Raptor, FRN
3M USD LIBOR + 4.25%, 5.25%, 6/24/24  611 582
BCP Raptor II, FRN
3M USD LIBOR + 4.75%, 4.865%, 11/3/25  403 380
Blackstone CQP Holdco, FRN
3M USD LIBOR + 0.00%, 3.736%, 9/30/24  557 557
Citgo Holding, FRN
1M USD LIBOR + 7.00%, 8.00%, 8/1/23  299 286
Lucid Energy Group II Borrower, FRN
3M USD LIBOR + 3.00%, 4.00%, 2/17/25  304 292
Navitas Midstream Midland Basin, FRN
3M USD LIBOR + 4.50%, 5.50%, 12/13/24  569 566
Prairie ECI Acquiror, FRN
3M USD LIBOR + 4.75%, 4.865%, 3/11/26  557 546
3,209
Industrial Other 0.1%
Pike, FRN
1M USD LIBOR + 3.00%, 12/21/27 (3) 685 685
685
Technology 2.6%
Applied Systems, FRN
3M USD LIBOR + 3.00%, 4.00%, 9/19/24  432 432
Applied Systems, FRN
3M USD LIBOR + 7.00%, 8.00%, 9/19/25  195 196
Ascend Learning, FRN
3M USD LIBOR + 3.00%, 4.00%, 7/12/24 (3) 678 677
Ascend Learning, FRN
1M USD LIBOR + 3.75%, 4.75%, 7/12/24  105 105
athenahealth, FRN
1M USD LIBOR + 4.25%, 4.703%, 2/11/26  495 498
Camelot Finance, FRN
1M USD LIBOR + 3.00%, 3.115%, 10/30/26  168 168
Camelot Finance, FRN
1M USD LIBOR + 3.00%, 4.00%, 10/30/26  265 266
CCC Information Services, FRN
1M USD LIBOR + 3.00%, 4.00%, 4/29/24  515 516
Cologix Holdings, FRN
3M USD LIBOR + 3.00%, 4.00%, 3/20/24 (3) 257 256
CommerceHub, FRN
1M USD LIBOR + 4.00%, 4.75%, 12/29/27  210 211

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CommerceHub, FRN
1M USD LIBOR + 7.00%, 7.75%, 12/29/28  800 818
Delta Topco, FRN
1M USD LIBOR + 7.25%, 8.00%, 12/1/28  75 77
Epicor Software, FRN
1M USD LIBOR + 3.25%, 4.00%, 7/30/27 (3) 1,059 1,064
Epicor Software, FRN
1M USD LIBOR + 7.75%, 8.75%, 7/31/28 (3) 500 521
Hyland Software, FRN
1M USD LIBOR + 3.50%, 4.25%, 7/1/24  1,067 1,071
Hyland Software, FRN
3M USD LIBOR + 7.00%, 7.75%, 7/7/25  194 195
Omnitracs, FRN
1M USD LIBOR + 8.00%, 8.115%, 9/29/28  430 432
Peraton, FRN
1M USD LIBOR + 3.75%, 2/1/28 (3) 855 858
Peraton, FRN
3M USD LIBOR + 0.00%, 2/1/29 (3)(4) 395 396
RealPage, FRN
1M USD LIBOR + 3.25%, 2/18/28 (3) 565 565
RealPage, FRN
3M USD LIBOR + 0.00%, 2/17/29 (3)(4) 960 979
Sabre GLBL, FRN
1M USD LIBOR + 4.00%, 4.115%, 12/17/27 (3) 495 500
Solera, FRN
3M USD LIBOR + 2.75%, 2.865%, 3/3/23  288 288
Sophia, FRN
1M USD LIBOR + 3.75%, 4.50%, 10/7/27  535 536
UKG, FRN
1M USD LIBOR + 3.25%, 4.00%, 5/4/26  1,073 1,079
UKG, FRN
1M USD LIBOR + 6.75%, 7.50%, 5/3/27 (3) 705 727
Verscend Holding, FRN
3M USD LIBOR + 4.50%, 8/27/25 (3) 560 563
Verscend Holding, FRN
1M USD LIBOR + 4.50%, 8/27/25 (3) 395 397
14,391
Transportation 0.3%
Mileage Plus Holdings, FRN
1M USD LIBOR + 5.25%, 6.25%, 6/21/27 (3) 1,295 1,381
SkyMiles IP, FRN
3M USD LIBOR + 3.75%, 4.75%, 10/20/27 (3) 500 529
1,910
Total Industrial 61,603

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
UTILITY 0.3%
Electric 0.3%
Exgen Renewables IV, FRN
1M USD LIBOR + 2.75%, 3.75%, 12/15/27  474 476
PG&E, FRN
1M USD LIBOR + 3.00%, 3.50%, 6/23/25  829 831
Total Utility 1,307
Total Bank Loans
(Cost $67,514) 68,141
BOND MUTUAL FUNDS 1.9%
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
3.35% (5)(6) 1,108 10,818
Total Bond Mutual Funds
(Cost $10,653) 10,818
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Communications 0.0%
Clear Channel Outdoor Holdings (7) 1 1
Total Industrial 1
Total Common Stocks
(Cost $4) 1
CONVERTIBLE BONDS 0.3%
FINANCIAL INSTITUTIONS 0.1%
Real Estate Investment Trusts 0.1%
Blackstone Mortgage Trust, REIT, 4.75%, 3/15/23  375 379
Total Financial Institutions 379
INDUSTRIAL 0.2%
Energy 0.1%
Cheniere Energy, 4.25%, 3/15/45  820 675
675

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Technology 0.1%
Sea, 2.375%, 12/1/25 (1) 225 608
608
Total Industrial 1,283
Total Convertible Bonds
(Cost $1,579) 1,662
CONVERTIBLE PREFERRED STOCKS 1.0%
FINANCIAL INSTITUTIONS 0.2%
Insurance 0.2%
Alliant Services, Series A, Acquisition Date: 11/6/20,
Cost $1,133 (7)(8) 1 1,154
Total Financial Institutions 1,154
INDUSTRIAL 0.6%
Communications 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (1) — 528
528
Consumer Non-Cyclical 0.2%
Avantor, Series A, 6.25%, 5/15/22  5 408
Boston Scientific, Series A, 5.50%, 6/1/23  1 114
Danaher, Series B, 5.00%, 4/15/23  — 637
1,159
Energy 0.3%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17 -
2/10/21, Cost $1,465 (8)(9) 1 1,477
1,477
Total Industrial 3,164
UTILITIES 0.2%
Electric 0.2%
American Electric Power, 6.125%, 3/15/22  6 275
American Electric Power, 6.125%, 8/15/23  6 252
NextEra Energy, 5.279%, 3/1/23  11 557
Total Utilities 1,084
Total Convertible Preferred Stocks
(Cost $5,350) 5,402

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CORPORATE BONDS 25.4%
FINANCIAL INSTITUTIONS 5.9%
Banking 2.4%
Akbank, 5.125%, 3/31/25  500 512
Banco de Bogota, 4.375%, 8/3/27 (1) 700 755
Banco de Bogota, 6.25%, 5/12/26  800 914
Banco Mercantil del Norte, VR, 7.625% (9)(10) 250 282
Banco Santander, 3.49%, 5/28/30  200 216
Bancolombia, VR, 4.625%, 12/18/29 (10) 250 259
Bangkok Bank, VR, 3.733%, 9/25/34 (10) 950 995
Bangkok Bank, VR, 3.733%, 9/25/34 (1)(10) 240 251
Bank of America, VR, 1.898%, 7/23/31 (10) 780 754
BBVA Bancomer, VR, 5.125%, 1/18/33 (10) 1,100 1,161
Credit Suisse Group, VR, 2.193%, 6/5/26 (1)(10) 285 295
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(10) 685 721
Danske Bank, 5.375%, 1/12/24 (1) 405 455
Danske Bank, VR, 3.244%, 12/20/25 (1)(10) 230 247
ICICI Bank, 3.80%, 12/14/27  1,000 1,083
JPMorgan Chase, VR, 1.764%, 11/19/31 (10) 815 782
JPMorgan Chase, VR, 2.956%, 5/13/31 (10) 660 689
Nationwide Building Society, VR, 4.363%, 8/1/24 (1)(10) 235 256
Natwest Group, 5.125%, 5/28/24  100 112
Standard Chartered, VR, 4.644%, 4/1/31 (1)(10) 830 968
Truist Bank, 2.25%, 3/11/30  290 293
Wells Fargo, VR, 2.393%, 6/2/28 (10) 575 597
Wells Fargo, VR, 2.879%, 10/30/30 (10) 250 264
Wells Fargo, VR, 5.013%, 4/4/51 (10) 600 793
13,654
Brokerage Asset Managers Exchanges 0.1%
Intercontinental Exchange, 1.85%, 9/15/32  385 365
365
Finance Companies 0.7%
AerCap Ireland Capital, 4.45%, 4/3/26  415 456
AerCap Ireland Capital, 4.50%, 9/15/23  180 193
AerCap Ireland Capital, 6.50%, 7/15/25  270 316
Avolon Holdings Funding, 2.75%, 2/21/28 (1) 685 652
Avolon Holdings Funding, 4.25%, 4/15/26 (1) 75 79
Avolon Holdings Funding, 5.125%, 10/1/23 (1) 660 707
Avolon Holdings Funding, 5.50%, 1/15/26 (1) 75 83
Navient, 7.25%, 1/25/22  23 24
Navient, 7.25%, 9/25/23  492 534
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 935 1,000
4,044

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Financial Other 0.2%
Kuwait Projects, 4.50%, 2/23/27  925 913
PRA Group, 7.375%, 9/1/25 (1) 400 426
1,339
Insurance 0.8%
Acrisure, 10.125%, 8/1/26 (1) 685 790
AmWINS Group, 7.75%, 7/1/26 (1) 495 527
Centene, 4.625%, 12/15/29  677 728
CNO Financial Group, 5.25%, 5/30/29  555 652
Genworth Mortgage Holdings, 6.50%, 8/15/25 (1) 605 651
HUB International, 7.00%, 5/1/26 (1) 517 539
MGIC Investment, 5.25%, 8/15/28  250 262
Molina Healthcare, 4.375%, 6/15/28 (1) 265 276
4,425
Real Estate Investment Trusts 1.7%
Alexandria Real Estate Equities, 4.90%, 12/15/30  740 901
American Campus Communities Operating Partnership, 2.85%,
2/1/30  710 728
American Campus Communities Operating Partnership, 3.625%,
11/15/27  420 465
American Campus Communities Operating Partnership, 3.875%,
1/30/31  270 298
Boston Properties, 3.25%, 1/30/31  340 359
Brixmor Operating Partnership, 3.65%, 6/15/24  204 221
Brixmor Operating Partnership, 3.85%, 2/1/25  270 294
Brixmor Operating Partnership, 3.90%, 3/15/27  630 700
Brixmor Operating Partnership, 4.05%, 7/1/30  505 554
Brixmor Operating Partnership, 4.125%, 5/15/29  445 495
Federal Realty Investment Trust, 3.50%, 6/1/30  275 298
HAT Holdings I, 6.00%, 4/15/25 (1) 245 258
Regency Centers, 3.60%, 2/1/27  200 219
Regency Centers, 3.70%, 6/15/30  255 280
Times China Holdings, 6.75%, 7/16/23  800 838
VEREIT Operating Partnership, 3.10%, 12/15/29  1,160 1,206
VEREIT Operating Partnership, 3.95%, 8/15/27  286 322
VEREIT Operating Partnership, 4.625%, 11/1/25  65 74
VEREIT Operating Partnership, 4.875%, 6/1/26  740 860
9,370
Total Financial Institutions 33,197
INDUSTRIAL 18.9%
Basic Industry 1.2%
ABJA Investment, 5.45%, 1/24/28  850 909
Arconic, 6.125%, 2/15/28 (1) 481 512
Big River Steel, 6.625%, 1/31/29 (1) 320 344
Braskem Finance, 7.375% (9) 200 207

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Cascades, 5.125%, 1/15/26 (1) 400 427
Celulosa Arauco y Constitucion, 4.20%, 1/29/30  800 866
CSN Resources, 7.625%, 4/17/26  800 867
Freeport-McMoRan, 5.40%, 11/14/34  207 256
GPD, 10.125%, 4/1/26 (1) 500 550
Hudbay Minerals, 4.50%, 4/1/26 (1) 110 112
Hudbay Minerals, 6.125%, 4/1/29 (1) 465 502
Joseph T. Ryerson & Son, 8.50%, 8/1/28 (1) 396 441
Methanex, 5.125%, 10/15/27  442 457
Methanex, 5.25%, 12/15/29  15 15
Methanex, 5.65%, 12/1/44  209 221
6,686
Capital Goods 1.0%
Apex Tool Group, 9.00%, 2/15/23 (1) 270 268
Cemex, 5.45%, 11/19/29  800 876
General Electric, Series D, VR, 3.515% (9) 595 567
GFL Environmental, 8.50%, 5/1/27 (1) 384 424
Mauser Packaging Solutions Holding, 7.25%, 4/15/25 (1) 340 336
Mauser Packaging Solutions Holding, 8.50%, 4/15/24 (1) 630 654
Pactiv, 7.95%, 12/15/25  425 487
Pactiv, 8.375%, 4/15/27  57 67
TransDigm, 7.50%, 3/15/27  200 212
TransDigm, 8.00%, 12/15/25 (1) 390 425
Vertical Holdco, 7.625%, 7/15/28 (1) 1,070 1,155
Welbilt, 9.50%, 2/15/24  298 306
5,777
Communications 3.8%
Altice France Holding, 10.50%, 5/15/27 (1) 515 577
AT&T, 2.75%, 6/1/31  440 447
AT&T, 3.80%, 12/1/57 (1) 434 413
British Telecommunications, 3.25%, 11/8/29 (1) 480 514
C&W Senior Financing, 7.50%, 10/15/26 (1) 750 795
CCO Holdings, 4.25%, 2/1/31 (1) 270 272
CCO Holdings, 5.125%, 5/1/27 (1) 310 324
CCO Holdings, 5.375%, 6/1/29 (1) 730 786
Charter Communications Operating, 3.75%, 2/15/28  525 576
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 480 485
Clear Channel Worldwide Holdings, 9.25%, 2/15/24  303 316
CSC Holdings, 7.50%, 4/1/28 (1) 350 385
GCI, 4.75%, 10/15/28 (1) 275 283
Globo Comunicacao e Participacoes, 4.875%, 1/22/30  1,050 1,093
HTA Group, 7.00%, 12/18/25  750 804
iHeartCommunications, 6.375%, 5/1/26  20 21
iHeartCommunications, 8.375%, 5/1/27  279 295
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1) 1,000 1,183

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 200 214
MDC Partners, STEP, 7.50%, 5/1/24 (1) 547 553
Netflix, 6.375%, 5/15/29  850 1,054
NTT Finance, 1.591%, 4/3/28 (1) 725 720
NTT Finance, 2.065%, 4/3/31 (1) 200 199
SBA Tower Trust, 2.328%, 1/15/28 (1) 95 98
SBA Tower Trust, 2.836%, 1/15/25 (1) 450 479
SBA Tower Trust, 3.168%, 4/11/22 (1) 390 391
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%,
10/15/49 (1) 425 448
Sprint, 7.625%, 2/15/25  345 411
Sprint, 7.625%, 3/1/26  310 380
Sprint, 7.875%, 9/15/23  100 114
T-Mobile USA, 3.875%, 4/15/30 (1) 450 496
Tower Bersama Infrastructure, 2.75%, 1/20/26  860 872
Tower Bersama Infrastructure, 4.25%, 1/21/25  200 213
Townsquare Media, 6.875%, 2/1/26 (1) 485 507
Turk Telekomunikasyon, 4.875%, 6/19/24  450 469
Univision Communications, 9.50%, 5/1/25 (1) 360 391
Verizon Communications, 2.65%, 11/20/40  205 191
Verizon Communications, 2.987%, 10/30/56 (1) 280 253
Verizon Communications, 4.329%, 9/21/28  715 828
Vodafone Group, 4.875%, 6/19/49  650 785
Vodafone Group, 5.00%, 5/30/38  585 718
VTR Comunicaciones, 5.125%, 1/15/28 (1) 800 857
21,210
Consumer Cyclical 4.6%
Caesars Entertainment, 8.125%, 7/1/27 (1) 480 522
Carnival, 7.625%, 3/1/26 (1) 235 247
Carnival, 9.875%, 8/1/27 (1) 240 275
CCM Merger, 6.375%, 5/1/26 (1) 405 429
Clarios Global, 8.50%, 5/15/27 (1) 1,015 1,092
Country Garden Holdings, 5.125%, 1/17/25  200 210
Country Garden Holdings, 7.25%, 4/8/26  700 790
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1) 580 628
Daimler Finance North America, 1.45%, 3/2/26 (1) 655 656
Daimler Finance North America, 2.45%, 3/2/31 (1) 240 242
Dave & Buster's, 7.625%, 11/1/25 (1) 622 659
eG Global Finance, 8.50%, 10/30/25 (1) 200 212
Ford Motor, 9.00%, 4/22/25  585 707
Ford Motor Credit, 5.125%, 6/16/25  400 432
General Motors Financial, 4.30%, 7/13/25  905 1,005
Golden Nugget, 6.75%, 10/15/24 (1) 450 457
Hyundai Capital America, 2.375%, 2/10/23 (1) 455 469
L Brands, 6.625%, 10/1/30 (1) 355 398
L Brands, 9.375%, 7/1/25 (1) 535 662

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Life Time, 5.75%, 1/15/26 (1) 342 347
Longfor Group Holdings, 3.95%, 9/16/29  1,250 1,353
Marriott International, 5.75%, 5/1/25  155 179
Meritor, 6.25%, 6/1/25 (1) 295 316
Nissan Motor, 3.043%, 9/15/23 (1) 435 457
Nissan Motor, 3.522%, 9/17/25 (1) 200 213
Peninsula Pacific Entertainment, 8.50%, 11/15/27 (1) 625 669
PetSmart, 4.75%, 2/15/28 (1) 550 568
PetSmart, 7.75%, 2/15/29 (1) 1,000 1,073
QVC, 4.375%, 3/15/23  655 687
Realogy Group, 9.375%, 4/1/27 (1) 245 268
Ross Stores, 1.875%, 4/15/31  480 462
Royal Caribbean Cruises, 11.50%, 6/1/25 (1) 490 574
Scientific Games International, 8.25%, 3/15/26 (1) 620 658
SeaWorld Parks & Entertainment, 9.50%, 8/1/25 (1) 510 552
Shimao Group Holdings, 3.45%, 1/11/31  779 786
Shimao Group Holdings, 5.60%, 7/15/26  200 219
Six Flags Theme Parks, 7.00%, 7/1/25 (1) 20 22
St. Joseph's University Medical Center, 4.584%, 7/1/27  2,000 2,216
Staples, 7.50%, 4/15/26 (1) 330 333
Staples, 10.75%, 4/15/27 (1) 315 299
Tenneco, 5.00%, 7/15/26  295 277
Tenneco, 5.375%, 12/15/24  395 391
Tenneco, 7.875%, 1/15/29 (1) 440 492
Vivo Energy Investments, 5.125%, 9/24/27  900 964
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 460 500
Wynn Macau, 5.50%, 10/1/27 (1) 600 624
25,591
Consumer Non-Cyclical 3.4%
AbbVie, 3.20%, 11/21/29  250 272
AbbVie, 4.05%, 11/21/39  425 488
AbbVie, 4.875%, 11/14/48  1,255 1,606
Albertsons, 4.875%, 2/15/30 (1) 239 246
Albertsons, 5.875%, 2/15/28 (1) 245 260
Albertsons, 7.50%, 3/15/26 (1) 207 226
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  444 513
Avantor Funding, 4.625%, 7/15/28 (1) 230 240
BAT Capital, 3.557%, 8/15/27  655 710
Bausch Health, 7.25%, 5/30/29 (1) 238 264
Bausch Health Americas, 8.50%, 1/31/27 (1) 697 771
Bausch Health Americas, 9.25%, 4/1/26 (1) 385 427
Becton Dickinson & Company, 3.70%, 6/6/27  581 650
Becton Dickinson & Company, 3.794%, 5/20/50  565 624
Becton Dickinson & Company, 4.669%, 6/6/47  525 649
BRF, 4.875%, 1/24/30  1,000 1,043

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Cardinal Health, 4.90%, 9/15/45  400 466
Chobani, 7.50%, 4/15/25 (1) 280 291
CHS, 8.00%, 12/15/27 (1) 420 459
Cigna, 4.90%, 12/15/48  415 523
Commonspirit Health, 2.95%, 11/1/22  105 109
CVS Health, 1.875%, 2/28/31  370 356
CVS Health, 4.25%, 4/1/50  115 133
CVS Health, 5.05%, 3/25/48  385 487
Hadrian Merger Sub, 8.50%, 5/1/26 (1) 355 366
Hasbro, 3.55%, 11/19/26  370 405
Jaguar Holding II, 5.00%, 6/15/28 (1) 245 260
Kaiser Foundation Hospitals, 3.50%, 4/1/22  390 403
Kernel Holding, 6.75%, 10/27/27 (1) 250 270
Kernel Holding, 6.75%, 10/27/27  200 216
Legacy LifePoint Health, 6.75%, 4/15/25 (1) 425 455
Ortho-Clinical Diagnostics, 7.25%, 2/1/28 (1) 186 202
Ortho-Clinical Diagnostics, 7.375%, 6/1/25 (1) 247 265
Perrigo Finance Unlimited, 3.90%, 12/15/24  790 866
Perrigo Finance Unlimited, 4.375%, 3/15/26  600 674
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1) 445 479
Surgery Center Holdings, 10.00%, 4/15/27 (1) 725 807
Tenet Healthcare, 6.125%, 10/1/28 (1) 505 531
Tenet Healthcare, 6.875%, 11/15/31  10 11
Tenet Healthcare, 7.50%, 4/1/25 (1) 278 303
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24  375 392
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  360 398
19,116
Energy 3.1%
Aker BP, 3.00%, 1/15/25 (1) 165 171
Aker BP, 3.75%, 1/15/30 (1) 170 178
Boardwalk Pipelines, 3.40%, 2/15/31  100 103
Boardwalk Pipelines, 4.95%, 12/15/24  400 453
Boardwalk Pipelines, 5.95%, 6/1/26  1,035 1,221
Cameron LNG, 3.701%, 1/15/39 (1) 85 93
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  495 535
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  170 198
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  430 492
Chesapeake Energy, 5.50%, 2/1/26 (1) 185 192
Chesapeake Energy, 5.875%, 2/1/29 (1) 205 219
Comstock Resources, 9.75%, 8/15/26  485 530
Continental Resources, 4.90%, 6/1/44  335 334
DCP Midstream Operating, 8.125%, 8/16/30  457 592
Endeavor Energy Resources, 6.625%, 7/15/25 (1) 250 262
Energy Transfer Operating, 2.90%, 5/15/25  285 300
Energy Transfer Operating, 4.05%, 3/15/25  238 256

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Energy Transfer Operating, 5.25%, 4/15/29  115 133
Energy Transfer Operating, 5.50%, 6/1/27  335 390
Energy Transfer Operating, 5.875%, 1/15/24  720 805
Eni, Series X-R, 4.75%, 9/12/28 (1) 445 518
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 15 15
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 40 41
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 15 15
Hess, 5.60%, 2/15/41  5 6
Hess, 7.125%, 3/15/33  175 228
Hess, 7.30%, 8/15/31  175 224
Hess, 7.875%, 10/1/29  115 154
Hilcorp Energy I, 5.75%, 2/1/29 (1) 115 117
Hilcorp Energy I, 6.00%, 2/1/31 (1) 150 153
Leviathan Bond, 6.125%, 6/30/25 (1) 750 819
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1) 460 474
Matador Resources, 5.875%, 9/15/26  180 175
NGL Energy Operating, 7.50%, 2/1/26 (1) 644 663
NGL Energy Partners, 7.50%, 11/1/23  188 180
NuStar Logistics, 5.75%, 10/1/25  415 443
NuStar Logistics, 6.00%, 6/1/26  380 405
Occidental Petroleum, 8.00%, 7/15/25  500 580
Occidental Petroleum, 8.50%, 7/15/27  295 353
Occidental Petroleum, 8.875%, 7/15/30  425 543
Sabine Pass Liquefaction, 4.50%, 5/15/30  55 63
Sabine Pass Liquefaction, 5.00%, 3/15/27  740 856
Sabine Pass Liquefaction, 5.75%, 5/15/24  235 267
Tallgrass Energy Partners, 6.00%, 3/1/27 (1) 245 247
Tallgrass Energy Partners, 7.50%, 10/1/25 (1) 370 392
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  140 157
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  200 229
Woodside Finance, 3.70%, 9/15/26 (1) 462 501
Woodside Finance, 3.70%, 3/15/28 (1) 572 602
Woodside Finance, 4.50%, 3/4/29 (1) 535 591
17,468
Industrial Other 0.5%
Howard Hughes, 4.125%, 2/1/29 (1) 655 650
Howard Hughes, 4.375%, 2/1/31 (1) 595 594
Howard Hughes, 5.375%, 8/1/28 (1) 380 400
Pike, 5.50%, 9/1/28 (1) 400 416
SM Investments, 4.875%, 6/10/24  600 647
2,707
Technology 0.4%
Avnet, 3.75%, 12/1/21  445 455
Presidio Holdings, 8.25%, 2/1/28 (1) 410 453
Sabre GLBL, 9.25%, 4/15/25 (1) 335 398

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Veritas U.S., 10.50%, 2/1/24 (1) 410 413
Verscend Escrow, 9.75%, 8/15/26 (1) 355 381
2,100
Transportation 0.9%
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (1) 900 973
Adani Ports & Special Economic Zone, 4.375%, 7/3/29  250 271
American Airlines, 11.75%, 7/15/25 (1) 270 321
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25  146 130
Heathrow Funding, 4.875%, 7/15/21 (1) 265 269
ICTSI Treasury, 5.875%, 9/17/25  1,150 1,338
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 425 462
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25  353 321
United Airlines Holdings, 5.00%, 2/1/24  267 275
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  142 138
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  158 156
Watco, 6.50%, 6/15/27 (1) 620 664
5,318
Total Industrial 105,973
UTILITY 0.6%
Electric 0.6%
AES Gener, VR, 7.125%, 3/26/79 (10) 850 926
Edison International, 3.55%, 11/15/24  195 211
Enel Finance International, 3.625%, 5/25/27 (1) 340 375
Enel Finance International, 4.75%, 5/25/47 (1) 445 554
Pacific Gas & Electric, 4.55%, 7/1/30  790 879
Pacific Gas & Electric, 4.95%, 7/1/50  160 174
3,119
Utility Other 0.0%
Manila Water, 4.375%, 7/30/30  200 208
208
Total Utility 3,327
Total Corporate Bonds
(Cost $136,175) 142,497
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.3%
Owned No Guarantee 0.2%
CITGO Petroleum, 7.00%, 6/15/25 (1) 275 282
Oryx Funding, 5.80%, 2/3/31 (1) 900 940
1,222
Sovereign 0.1%
Republic of Romania, 3.624%, 5/26/30 (EUR)  240 338

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
United Mexican States, 4.00%, 10/2/23  1 1
339
Total Foreign Government Obligations & Municipalities
(Cost $1,478) 1,561
MUNICIPAL SECURITIES 3.4%
California 0.1%
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (11) 150 168
Univ. of California Regents, Series AJ, 4.601%, 5/15/31  285 340
508
Colorado 0.4%
Colorado HFA, Covenant Living Community, Series B, 3.36%,
12/1/30  1,970 2,054
Denver City & County School Dist. No. 1, Series B, Certificate of
Participation, 4.242%, 12/15/37  65 78
2,132
District of Columbia 0.0%
Dist. of Columbia, Build America, Series E, 5.591%, 12/1/34  5 7
7
Florida 0.3%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  1,670 1,665
1,665
Georgia 0.2%
Metropolitan Atlanta Rapid Transit Auth., Series B, 2.41%, 7/1/36  955 935
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series B,
6.00%, 7/1/27  190 219
1,154
Illinois 0.6%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 3.102%,
12/1/30  600 637
Metropolitan Pier & Exposition Auth., McCormick Place
Expansion, 4.105%, 12/15/27  1,935 2,055
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, Series A-1, GO, 5.72%, 12/1/38  55 75
State of Illinois, GO, 5.10%, 6/1/33  600 670
3,437
Maryland 0.1%
Maryland Economic Dev. Seagirt Marine Terminal, 4.25%, 6/1/31  350 368
Maryland Stadium Auth., Series C, 2.007%, 5/1/29  475 474
842

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan 0.1%
Great Lakes Water Auth. Sewage Disposal System Revenue,
Series B, 2.615%, 7/1/36 (11) 450 446
446
Missouri 0.2%
Missouri HEFA, Series A, 3.471%, 1/15/36  1,200 1,379
1,379
New York 0.1%
Metropolitan Transportation Auth., Series B-1, BAN, 5.00%,
5/15/22  600 630
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series B, 1.61%, 12/1/22  55 55
685
Ohio 0.1%
JobsOhio Beverage System, Liquid Profits, Series B, 4.532%,
1/1/35  240 299
299
Pennsylvania 0.1%
Montgomery County IDA, Retirement Community, Series D, 2.94%,
11/15/27  615 611
611
Puerto Rico 0.1%
Puerto Rico Aqueduct & Sewer Auth., Series B, 5.35%, 7/1/27  500 500
500
South Carolina 0.1%
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23  190 200
South Carolina Public Service Auth. Unrefunded Balanced,
Series E, 4.322%, 12/1/27  77 89
289
Texas 0.7%
Central Texas Regional Mobility Auth., Series C, 2.635%, 1/1/32  1,500 1,517
Dallas Fort Worth Int'l Airport, Series C, 2.096%, 11/1/30  350 351
Dallas Fort Worth Int'l. Airport, Series C, 2.919%, 11/1/50  275 276
Houston Airport System Revenue, Series C, 2.485%, 7/1/32  390 397
North Texas Tollway Auth., 3.079%, 1/1/42  490 491
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center,
2.321%, 9/1/30 (11) 210 214
Texas Transportation Commission State Highway Fund, Build
America, Series B, 5.178%, 4/1/30  115 144
Waco Ed. Finance, Baylor Univ. Project, 1.786%, 3/1/29  100 101
Waco Ed. Finance, Baylor Univ. Project, 1.886%, 3/1/30  110 111
Waco Ed. Finance, Baylor Univ. Project, 2.056%, 3/1/31  110 111
3,713

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Utah 0.0%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  145 211
211
Virginia 0.1%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  345 363
Virginia Commonwealth Transportation Board, Build America,
Series B, 5.35%, 5/15/35  5 6
Virginia Public Building Auth., Build America, Series B-2, 5.90%,
8/1/30  60 77
Virginia Public School Auth., Qualified School Construction, 4.25%,
12/15/30  195 239
685
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  460 474
474
Total Municipal Securities
(Cost $18,382) 19,037
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 10.6%
Collateralized Mortgage Obligations 6.4%
Angel Oak Mortgage Trust
Series 2020-5, Class M1, CMO, ARM
2.97%, 5/25/65 (1) 250 257
Angel Oak Mortgage Trust
Series 2020-6, Class M1, CMO, ARM
2.805%, 5/25/65 (1) 515 528
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 260 265
Angel Oak Mortgage Trust I
Series 2019-4, Class A3, CMO, ARM
3.301%, 7/26/49 (1) 410 415
Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1, CMO, ARM
3.00%, 3/28/57 (1) 94 96
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1) 86 89
COLT Mortgage Loan Trust
Series 2019-2, Class A3, CMO, ARM
3.541%, 5/25/49 (1) 185 186
COLT Mortgage Loan Trust
Series 2019-3, Class A1, CMO, ARM
2.764%, 8/25/49 (1) 245 246

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65 (1) 160 166
Connecticut Avenue Securities
Series 2015-C01, Class 2M2, CMO, ARM
1M USD LIBOR + 4.55%, 4.668%, 2/25/25  97 98
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.468%, 9/25/29  571 572
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.218%, 11/25/29  996 983
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 1.118%, 2/25/30  469 465
Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 0.968%, 7/25/30  577 571
Connecticut Avenue Securities
Series 2018-C02, Class 2M2, CMO, ARM
1M USD LIBOR + 2.20%, 2.318%, 8/25/30  153 153
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 0.968%, 10/25/30  700 692
Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 2.668%, 12/25/30  474 478
Connecticut Avenue Securities
Series 2018-C06, Class 2M2, CMO, ARM
1M USD LIBOR + 2.10%, 2.218%, 3/25/31  532 531
Connecticut Avenue Securities
Series 2020-R01, Class 1M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.168%, 1/25/40 (1) 605 605
Deephaven Residential Mortgage Trust
Series 2019-2A, Class A3, CMO, ARM
3.763%, 4/25/59 (1) 184 185
Deephaven Residential Mortgage Trust
Series 2019-2A, Class M1, CMO, ARM
3.921%, 4/25/59 (1) 510 518
Deephaven Residential Mortgage Trust
Series 2019-3A, Class M1, CMO, ARM
3.405%, 7/25/59 (1) 250 246
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM
4.114%, 10/25/47 (1) 256 271
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM
3.50%, 10/25/49 (1) 183 188

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Freddie Mac Whole Loan Securities Trust
Series 2016-SC02, Class M1, CMO, ARM
3.607%, 10/25/46  337 343
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.597%, 12/25/46 (1) 465 471
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 354 356
Galton Funding Mortgage Trust
Series 2017-1, Class B2, CMO, ARM
3.95%, 7/25/56 (1) 1,064 1,111
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 215 219
Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (1) 225 227
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 365 369
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 735 740
Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (1) 366 370
Homeward Opportunities Fund I Trust
Series 2019-1, Class M1, CMO, ARM
3.951%, 1/25/59 (1) 475 489
Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, CMO, ARM
2.635%, 5/25/65 (1) 250 258
JPMorgan Mortgage Trust
Series 2019-3, Class A15, CMO, ARM
4.00%, 9/25/49 (1) 112 115
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 138 144
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50 (1) 259 267
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (1) 298 308
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM
3.00%, 10/25/50 (1) 741 753

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.703%, 3/25/57 (1) 291 307
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1) 28 28
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class M1, CMO, ARM
3.444%, 11/25/59 (1) 910 920
OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (1) 132 136
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM
4.00%, 6/25/59 (1) 128 133
OBX Trust
Series 2019-EXP2, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.90%, 1.018%, 6/25/59 (1) 204 204
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 386 394
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 153 157
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM
3.00%, 1/25/60 (1) 579 598
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (1) 116 117
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.48%, 4/25/43  632 653
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (1) 312 317
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (1) 123 125
Sequoia Mortgage Trust
Series 2018-CH2, Class A12, CMO, ARM
4.00%, 6/25/48 (1) 77 77
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 277 287
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1) 42 43

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (1) 358 372
Starwood Mortgage Residential Trust
Series 2019-1, Class A3, CMO, ARM
3.299%, 6/25/49 (1) 591 598
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1) 195 196
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class M1, CMO, ARM
4.094%, 2/25/49 (1) 615 626
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM
2.878%, 2/25/50 (1) 600 606
Starwood Mortgage Residential Trust
Series 2020-INV1, Class M1, CMO
2.501%, 11/25/55 (1) 555 559
Structured Agency Credit Risk Debt Notes
Series 2017-HQA2, Class M2, CMO, ARM
1M USD LIBOR + 2.65%, 2.768%, 12/25/29  231 233
Structured Agency Credit Risk Debt Notes
Series 2017-SPI1, Class M2, CMO, ARM
4.022%, 9/25/47 (1) 327 327
Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M2AT, CMO, ARM
1M USD LIBOR + 1.05%, 1.168%, 7/25/30  415 413
Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 2.30%, 2.418%, 9/25/30  375 376
Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 1.218%, 9/25/30  299 299
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 10/25/48 (1) 56 56
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.368%, 2/25/47 (1) 493 494
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.809%, 5/25/48 (1) 64 64
Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M2, CMO, ARM
4.148%, 8/25/48 (1) 95 95
Structured Agency Credit Risk Debt Notes
Series 2019-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 2.45%, 2.568%, 3/25/49 (1) 323 325

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 2.35%, 2.468%, 2/25/49 (1) 666 668
Structured Agency Credit Risk Debt Notes
Series 2019-HQA2, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.168%, 4/25/49 (1) 164 164
Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.168%, 11/25/49 (1) 544 544
Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 1.968%, 2/25/50 (1) 1,825 1,825
Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M2, CMO, ARM
1M USD LIBOR + 3.75%, 3.868%, 8/25/50 (1) 160 162
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 1.90%, 2.018%, 1/25/50 (1) 350 349
Structured Agency Credit Risk Debt Notes
Series 2020-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 1.10%, 1.218%, 3/25/50 (1) 1,182 1,183
Structured Agency Credit Risk Debt Notes
Series 2020-HQA2, Class M2, CMO, ARM
1M USD LIBOR + 3.10%, 3.218%, 3/25/50 (1) 595 600
Structured Agency Credit Risk Debt Notes
Series 2020-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 3.15%, 3.268%, 9/25/50 (1) 345 346
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M2, CMO, ARM
SOFR30A + 2.25%, 2.30%, 8/25/33 (1) 1,960 1,960
Verus Securitization Trust
Series 2019-3, Class M1, CMO, ARM
3.139%, 7/25/59 (1) 545 559
Verus Securitization Trust
Series 2019-INV3, Class M1, CMO, ARM
3.279%, 11/25/59 (1) 340 352
Verus Securitization Trust
Series 2021-R1, Class M1, CMO
2.338%, 10/25/63 (1) 550 555
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.367%, 3/25/65 (1) 330 347
Vista Point Securitization Trust
Series 2020-2, Class B1, CMO, ARM
4.90%, 4/25/65 (1) 170 178
Vista Point Securitization Trust
Series 2020-2, Class M1, CMO, ARM
3.401%, 4/25/65 (1) 180 183

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM
3.813%, 1/20/46 (1) 706 720
36,174
Commercial Mortgage-Backed Securities 4.2%
Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 1.513%, 4/15/35 (1) 190 188
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class C, ARM
1M USD LIBOR + 1.65%, 1.762%, 12/15/36 (1) 1,165 1,118
Barclays Commercial Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 2.272%, 11/15/34 (1) 365 360
Barclays Commercial Mortgage Trust
Series 2019-C3, Class AS
3.895%, 5/15/52  1,045 1,181
Barclays Commercial Mortgage Trust
Series 2019-C4, Class B
3.322%, 8/15/52  450 461
Barclays Commercial Mortgage Trust
Series 2019-C4, Class C
3.469%, 8/15/52  850 843
Barclays Commercial Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 2.253%, 10/15/37 (1) 375 377
BX Trust
Series 2018-GW, Class C, ARM
1M USD LIBOR + 1.22%, 1.333%, 5/15/35 (1) 475 475
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class D
2.50%, 11/15/52 (1) 1,045 928
CD Mortgage Trust
Series 2017-CD6, Class A5
3.456%, 11/13/50  515 570
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1) 270 277
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48  95 102
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50  345 384
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.79%, 12/15/72 (1) 1,420 1,324

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust
Series 2019-SST2, Class E, ARM
1M USD LIBOR + 2.00%, 2.112%, 12/15/36 (1) 500 501
Commercial Mortgage Trust
Series 2014-CR19, Class E, ARM
4.208%, 8/10/47 (1) 380 257
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  237 258
Commercial Mortgage Trust
Series 2015-CR22, Class C, ARM
4.106%, 3/10/48  870 942
Commercial Mortgage Trust
Series 2015-DC1, Class AM
3.724%, 2/10/48  760 820
Commercial Mortgage Trust
Series 2015-LC23, Class A4
3.774%, 10/10/48  440 488
Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49  191 205
Credit Suisse Mortgage Capital Certificates
Series 2020-TMIC, Class A, ARM
1M USD LIBOR + 3.00%, 3.25%, 12/15/35 (1) 1,445 1,459
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49  215 232
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class C, ARM
4.32%, 6/15/50  465 454
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35 (1) 285 312
FREMF Mortgage Trust
Series 2019-K94, Class B, ARM
3.965%, 7/25/52 (1) 255 283
Goldman Sachs Mortgage Securities Trust
Series 2016-GS4, Class A3
3.178%, 11/10/49  1,370 1,453
Goldman Sachs Mortgage Securities Trust
Series 2017-GS8, Class D
2.70%, 11/10/50 (1) 1,025 944
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 1.146%, 12/15/36 (1) 300 300
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 2.045%, 12/15/36 (1) 895 877

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M USD LIBOR + 2.73%, 2.844%, 12/15/36 (1) 540 524
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.50%, 1.613%, 1/15/33 (1) 270 267
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.854%, 9/6/38 (1) 1,015 1,070
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1) 195 206
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.60%, 1.712%, 9/15/29 (1) 280 280
JPMorgan Deutsche Bank Commercial Mortgage Securities Trust
Series 2017-C5, Class AS, ARM
3.858%, 3/15/50  395 436
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  180 195
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  80 88
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.031%, 5/15/48  35 39
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 1.362%, 11/15/34 (1) 365 363
Morgan Stanley Capital I Trust
Series 2017-H1, Class AS
3.773%, 6/15/50  155 171
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  51 52
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.293%, 7/15/58  50 53
Wells Fargo Commercial Mortgage Trust
Series 2016-C33, Class B, ARM
4.506%, 3/15/59  310 344
Wells Fargo Commercial Mortgage Trust
Series 2017-C38, Class B, ARM
3.917%, 7/15/50  165 178
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class B
3.375%, 8/15/52  665 701

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Worldwide Plaza Trust
Series 2017-WWP, Class C, ARM
3.596%, 11/10/36 (1) 100 103
23,443
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $58,488) 59,617
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 23.4%
U.S. Government Agency Obligations 18.6% (12)
Federal Home Loan Mortgage
2.50%, 5/1/30  208 220
3.00%, 4/1/47 - 1/1/48  249 262
3.50%, 9/1/42 - 3/1/46  363 395
4.00%, 8/1/40 - 1/1/46  559 616
4.50%, 9/1/23 - 5/1/42  263 296
5.00%, 7/1/25 - 8/1/40  81 94
5.50%, 10/1/38 - 1/1/40  56 66
6.00%, 8/1/21 - 8/1/38  22 26
6.50%, 6/1/24 - 4/1/37  110 126
7.00%, 2/1/24 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.726%, 2.72%, 7/1/35  — —
12M USD LIBOR + 1.735%, 2.109%, 2/1/37  3 3
12M USD LIBOR + 1.75%, 2.479%, 2/1/35  1 1
12M USD LIBOR + 1.785%, 2.285%, 9/1/32  — —
12M USD LIBOR + 1.809%, 2.287%, 3/1/36  4 4
12M USD LIBOR + 1.831%, 2.205%, 1/1/37  2 2
12M USD LIBOR + 1.929%, 2.314%, 12/1/36  1 1
12M USD LIBOR + 2.245%, 2.448%, 11/1/36  1 1
1Y CMT + 2.25%, 2.37%, 1/1/36  3 3
1Y CMT + 2.25%, 2.567%, 10/1/36  1 —
1Y CMT + 2.347%, 2.472%, 11/1/34  5 5
Federal Home Loan Mortgage, CMO, 4.00%, 11/15/36  1 1
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  523 82
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
3.00%, 5/1/31 - 6/1/50  289 308
3.50%, 6/1/33  110 118
4.00%, 12/1/49 - 2/1/50  1,354 1,463
4.50%, 5/1/50  232 254
5.00%, 12/1/41  241 272
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  95 101

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.715%, 12/1/35  1 1
12M USD LIBOR + 1.59%, 2.043%, 12/1/35  3 3
12M USD LIBOR + 1.59%, 2.142%, 11/1/35  3 4
12M USD LIBOR + 1.613%, 2.375%, 7/1/35  — —
12M USD LIBOR + 1.655%, 2.62%, 8/1/37  1 1
12M USD LIBOR + 1.70%, 2.20%, 11/1/37  5 5
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  — —
12M USD LIBOR + 1.89%, 2.638%, 8/1/36  2 2
12M USD LIBOR + 1.892%, 2.307%, 12/1/35  1 1
12M USD LIBOR + 2.04%, 2.458%, 12/1/36  1 1
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44  53 54
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  — —
Federal National Mortgage Assn., UMBS
2.50%, 5/1/30 - 12/1/50  4,021 4,183
3.00%, 1/1/27 - 11/1/48  1,742 1,857
3.50%, 4/1/31 - 7/1/50  1,229 1,329
4.00%, 11/1/40 - 1/1/50  3,058 3,338
4.50%, 4/1/25 - 5/1/50  4,361 4,837
5.00%, 10/1/21 - 12/1/47  1,422 1,647
5.50%, 12/1/21 - 5/1/39  389 454
6.00%, 7/1/21 - 10/1/40  564 675
6.50%, 7/1/32 - 6/1/39  40 46
7.00%, 7/1/29  — —
7.50%, 6/1/28  — —
UMBS, TBA
1.50%, 3/1/51 (13) 525 516
2.00%, 4/1/36 - 3/1/51 (13) 22,456 22,911
2.50%, 3/1/36 - 3/1/51 (13) 8,128 8,434
3.00%, 3/1/36 - 3/1/51 (13) 37,146 38,910
3.50%, 3/1/36 (13) 1,995 2,127
4.00%, 3/1/51 (13) 6,756 7,259
4.50%, 3/1/51 (13) 922 1,003
104,318
U.S. Government Obligations 4.8%
Government National Mortgage Assn.
3.00%, 5/20/46 - 7/20/50  4,638 4,827
3.50%, 9/15/41 - 4/20/48  4,791 5,216
4.00%, 2/20/41 - 1/20/48  392 435
4.50%, 11/20/39 - 8/20/47  1,619 1,787
5.00%, 4/20/35 - 6/20/49  2,256 2,520
5.50%, 10/20/32 - 3/20/49  749 840
6.50%, 2/15/29 - 12/20/33  3 3
8.50%, 3/15/22  — —

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  123 130
Government National Mortgage Assn., CMO, IO
3.50%, 4/20/39 - 5/20/43  453 44
4.00%, 5/20/37 - 2/20/43  100 8
4.50%, 12/20/39  7 —
Government National Mortgage Assn., TBA
2.00%, 3/20/51 (13) 149 151
2.50%, 3/20/51 (13) 4,306 4,471
3.00%, 4/20/51 (13) 2,060 2,146
3.50%, 3/20/51 (13) 819 868
4.00%, 3/20/51 (13) 3,433 3,673
27,119
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $130,915) 131,437
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 26.0%
U.S. Treasury Obligations 26.0%
U.S. Treasury Bonds, 1.125%, 8/15/40  9,000 7,703
U.S. Treasury Bonds, 1.25%, 5/15/50  1,550 1,251
U.S. Treasury Bonds, 1.375%, 8/15/50 (14) 9,130 7,618
U.S. Treasury Bonds, 1.625%, 11/15/50  2,390 2,126
U.S. Treasury Bonds, 2.375%, 11/15/49  425 449
U.S. Treasury Bonds, 2.50%, 2/15/45  1,480 1,593
U.S. Treasury Bonds, 2.50%, 2/15/46  1,530 1,648
U.S. Treasury Bonds, 2.75%, 8/15/47  1,870 2,115
U.S. Treasury Bonds, 2.75%, 11/15/47  690 781
U.S. Treasury Bonds, 2.875%, 11/15/46 (14) 1,015 1,171
U.S. Treasury Bonds, 3.00%, 11/15/44  915 1,073
U.S. Treasury Bonds, 3.00%, 2/15/48  905 1,073
U.S. Treasury Bonds, 3.00%, 8/15/48  3,985 4,733
U.S. Treasury Bonds, 3.00%, 2/15/49  580 691
U.S. Treasury Bonds, 3.125%, 2/15/43  2,415 2,884
U.S. Treasury Bonds, 3.125%, 5/15/48  3,055 3,705
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,584
U.S. Treasury Bonds, 4.375%, 5/15/41  175 246
U.S. Treasury Bonds, 6.875%, 8/15/25  700 889
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  3,774 4,060
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  11,108 12,017
U.S. Treasury Notes, 0.125%, 10/15/23  12,000 11,970
U.S. Treasury Notes, 0.125%, 2/15/24  13,000 12,943
U.S. Treasury Notes, 0.25%, 9/30/25  6,000 5,894
U.S. Treasury Notes, 0.25%, 10/31/25  11,200 10,992

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 0.375%, 12/31/25  11,000 10,833
U.S. Treasury Notes, 0.625%, 5/15/30  550 516
U.S. Treasury Notes, 0.625%, 8/15/30  1,350 1,261
U.S. Treasury Notes, 0.875%, 11/15/30  9,900 9,447
U.S. Treasury Notes, 1.125%, 2/15/31  8,200 7,998
U.S. Treasury Notes, 1.50%, 2/15/30  500 508
U.S. Treasury Notes, 1.75%, 6/30/24  2,410 2,521
U.S. Treasury Notes, 2.125%, 3/31/24  2,015 2,127
U.S. Treasury Notes, 2.25%, 2/15/27  4,195 4,519
U.S. Treasury Notes, 2.25%, 8/15/27 (14) 1,350 1,455
U.S. Treasury Notes, 2.25%, 11/15/27  1,275 1,373
U.S. Treasury Notes, 2.375%, 1/31/23 (14) 1,035 1,079
U.S. Treasury Notes, 2.50%, 1/31/24  475 506
U.S. Treasury Notes, 2.625%, 2/28/23  555 582
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $145,813) 145,934
SHORT-TERM INVESTMENTS 5.0%
Money Market Funds 5.0%
T. Rowe Price Government Reserve Fund, 0.05% (5)(15) 27,793 27,793
Total Short-Term Investments
(Cost $27,793) 27,793
(Amounts in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
BNP Paribas
AUD Call / USD Put,
5/20/21 @ $0.81 (USD) (7) 1 19,650 97

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Credit Default Swap,
Protection Sold (Relevant
Credit: Markit CDX.
NA.IG-S35, 5 Year Index,
12/20/25), Receive 1.00%
Quarterly, Pay upon
credit default, 3/17/21 @
0.45%* (7) 1 37,000 2
Total Options Purchased (Cost $125) 99
Total Investments in Securities 118.7%
(Cost $655,202) $ 665,730
Other Assets Less Liabilities (18.7)% (104,933)
Net Assets 100.0% $ 560,797
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $155,663 and represents 27.8% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of February 28, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Level 3 in fair value hierarchy.
(5) Affiliated Companies
(6) SEC 30-day yield
(7) Non-income producing
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $2,631 and represents 0.5% of net assets.
(9) Perpetual security with no stated maturity date.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

T. ROWE PRICE Total Return Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
(11) Insured by Assured Guaranty Municipal Corporation
(12) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National
Mortgage Association and the Federal Home Loan Mortgage Corporation,
including UMBS, currently operate under a federal conservatorship.
(13) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $92,469 and represents 16.5% of net assets.
(14) At February 28, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BAN Bond Anticipation Note
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
COP Colombian Peso
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
IDA Industrial Development Authority/Agency
IDR Indonesian Rupiah
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
MXN Mexican Peso
OTC Over-the-counter
PEN Peruvian New Sol
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RON New Romanian Leu
RUB Russian Ruble
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)

T. ROWE PRICE Total Return Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
AUD Call / USD Put,
5/20/21 @ $0.84 (USD) 1 19,650 (17)
Morgan Stanley
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.IG-S35, 5 Year Index,
12/20/25), Pay 1.00%
Quarterly, Receive upon
credit default, 3/17/21 @
0.80%* 1 37,000 (8)
Total Options Written (Premiums $(73)) $ (25)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: American Airlines Group, Caa1*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/21 * 35 — (2) 2
Barclays Bank, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 15 — — —
Barclays Bank, Protection Sold (Relevant
Credit: Tesla, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/21 * 55 — (1) 1
Citibank, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 30 — — —
Goldman Sachs, Protection Sold (Relevant
Credit: United Airlines Holdings, Ba3*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/21 * 60 2 — 2
JPMorgan Chase, Protection Sold
(Relevant Credit: American Airlines Group,
Caa1*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/21 * 95 (1) (5) 4
Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 20 — — —
Total Bilateral Credit Default Swaps, Protection Sold (8) 9

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Total Return Swaps 0.1%
Credit Suisse, Pay Underlying Reference:
iBoxx USD Liquid High Yield Index At
Maturity, Receive Variable 0.239% (3M
USD LIBOR) Quarterly, 6/20/21 25,000 349 9 340
Total Bilateral Total Return Swaps 9 340
Total Bilateral Swaps 1 349
* Credit ratings as of February 28, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $9.

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/9/21 INR 177,105 USD 2,393 $ (14)
Bank of America 4/16/21 MXN 42,305 USD 2,096 (85)
Bank of America 4/16/21 USD 3,937 RON 15,955 (1)
BNP Paribas 3/5/21 CLP 377,455 USD 493 29
BNP Paribas 4/9/21 USD 5,732 PEN 20,960 (13)
Citibank 3/5/21 CLP 929,890 USD 1,216 68
Credit Suisse 4/9/21 USD 2,137 RUB 158,405 27
Deutsche Bank 4/9/21 IDR 13,329,431 USD 939 (20)
Goldman Sachs 3/5/21 CLP 684,500 USD 916 30
Goldman Sachs 3/5/21 COP 1,692,255 USD 487 (23)
Goldman Sachs 3/5/21 USD 2,763 CLP 1,991,845 11
Goldman Sachs 3/5/21 USD 1,818 COP 6,479,915 41
Goldman Sachs 4/9/21 INR 177,105 USD 2,391 (11)
HSBC Bank 4/9/21 USD 4,823 INR 354,210 65
HSBC Bank 4/16/21 USD 2,084 MXN 42,305 73
HSBC Bank 5/21/21 USD 99 EUR 82 —
JPMorgan Chase 5/21/21 USD 43 EUR 35 —
Morgan Stanley 3/5/21 COP 3,452,985 USD 953 (6)
Morgan Stanley 4/9/21 PEN 20,960 USD 5,780 (35)
Morgan Stanley 4/9/21 USD 3,198 IDR 45,169,200 82
UBS Investment Bank 3/5/21 COP 1,334,675 USD 381 (15)
UBS Investment Bank 4/9/21 IDR 31,839,769 USD 2,232 (36)
UBS Investment Bank 4/9/21 RUB 158,405 USD 2,101 9
UBS Investment Bank 4/16/21 RON 15,955 USD 3,966 (27)
UBS Investment Bank 5/21/21 GBP 3,020 EUR 3,462 24
UBS Investment Bank 5/21/21 USD 197 EUR 162 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ 173

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 111 U.S. Treasury Long Bond contracts 6/21 17,673 $ (140)
Short, 46 U.S. Treasury Notes five year contracts 6/21 (5,702) 46
Long, 63 U.S. Treasury Notes ten year contracts 6/21 8,361 (103)
Short, 27 U.S. Treasury Notes two year contracts 6/21 (5,961) 5
Long, 52 Ultra U.S. Treasury Bonds contracts 6/21 9,831 (38)
Short, 115 Ultra U.S. Treasury Notes ten year
contracts 6/21 (16,944) 172
Net payments (receipts) of variation margin to date 274
Variation margin receivable (payable) on open futures contracts $ 216

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 3.35% $ 90 $ 165 $ 162
T. Rowe Price Government Reserve Fund, 0.05% — — 10
Totals $ 90# $ 165 $ 172+
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 3.35% $ — $ 16,162 $ 5,509 $ 10,818
T. Rowe Price Government
Reserve Fund, 0.05% 4,084  ¤  ¤ 27,793
Total $ 38,611^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $172 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $38,446.

T. ROWE PRICE Total Return Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Return Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Total Return Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are

T. ROWE PRICE Total Return Fund

valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Total Return Fund

F228-054Q3 02/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 553,476 $ — $ 553,476
Bank Loans — 66,766 1,375 68,141
Bond Mutual Funds 10,818 — — 10,818
Common Stocks 1 — — 1
Convertible Preferred Stocks — 5,402 — 5,402
Short-Term Investments 27,793 — — 27,793
Options Purchased — 99 — 99
Total Securities 38,612 625,743 1,375 665,730
Swaps — 351 — 351
Forward Currency Exchange
Contracts — 459 — 459
Futures Contracts* 223 — — 223
Total $ 38,835 $ 626,553 $ 1,375 $ 666,763
Liabilities
Options Written $ — $ 25 $ — $ 25
Swaps — 1 — 1
Forward Currency Exchange
Contracts — 286 — 286
Futures Contracts* 281 — — 281
Total $ 281 $ 312 $ — $ 593
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.